Staff costs (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff Costs Details 2
Wages and salaries	£ 811	£ 1,054	£ 850
Defined contribution pension cost	68	59	59
Payments made to third parties	142	142	223
Social security contributions and similar taxes	97	152	88
Benefits in kind	3	2	7
Share based payment	388	184	170
Key management personnel compensation	£ 1,509	£ 1,593	£ 1,397